Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 5: Accrued Liabilities

Accrued liabilities consisted of the following at December 31:

	(thousands)
	2012	2011
Customer deposits	$4,080	$2,531
Taxes	1,490	763
Interest payable	349	-
Special cash distribution units	-	277
Sales return reserve	1,815	2,359
Total accrued liabilities	$7,734	$5,930